Summary of Significant Accounting Policies (Details)	12 Months Ended							12 Months Ended					1 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Exclusive Business Cooperation Agreement item	Dec. 31, 2012 WOFE Exclusive Business Cooperation Agreement	Dec. 31, 2012 WOFE Exclusive Option Agreements USD ($)	Dec. 31, 2012 WOFE Exclusive Option Agreements CNY	Dec. 31, 2012 WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2012 WOFE Exclusive Purchase Framework Agreement	Dec. 31, 2012 Vipshop Information USD ($)	Dec. 31, 2011 Vipshop Information USD ($)	Dec. 31, 2010 Vipshop Information USD ($)	Oct. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Arthur Xiaobo Hong	Dec. 31, 2012 Vipshop Information Mr. Bin Wu	Dec. 31, 2012 Vipshop Information Mr. Xing Peng	Dec. 31, 2012 Vipshop Information WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2012 Vipshop Information WOFE Amended and Restated Exclusive Option Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income																		100.00%
Number of parties under the agreement				2
Term during which services shall be provided exclusively					10 years				5 years
Term of agreement									5 years									10 years	10 years
Purchase price of the right to purchase equity interest of each equity holder of VIE						$ 1.61	10
Number of days of which a prior written notice is required to terminate the agreement								30 days	15 days
Equity interest transferred from one of the former shareholder to an existing shareholder													10.40%
Equity interest (as a percent)														52.00%	26.00%	11.60%	10.40%
Financial position of the VIE
Total assets										173,424,245	60,721,481
Current Liabilities:
Accounts payable	(193,455,827)	(88,020,376)								(101,556)	(2,243,711)
Advance from customers	(55,948,713)	(15,381,357)								(55,948,713)	(15,378,465)
Accrued expenses and other current liabilities	(52,676,443)	(26,666,502)								(24,908,418)	(11,825,417)
Amounts due to related parties	(1,335,756)	(3,797,508)								(789,057)	(2,992,516)
Deferred income	(12,917,567)	(2,569,655)								(10,850,319)	(2,569,655)
Total current liabilities	(316,334,306)	(149,146,118)								(92,598,063)	(35,009,764)
Total liabilities										(92,598,063)	(35,009,764)
Total equity										80,826,182	25,711,717
Results of operation of the VIE
Net revenues	692,112,964	227,142,876	32,582,115							691,975,575	226,291,723	32,582,115
Total operating expenses	(168,981,998)	(150,823,552)	(11,652,887)							(70,858,631)	(55,725,479)	(11,626,563)
Net (loss) income	$ (9,472,074)	$ (107,271,525)	$ (8,365,848)							$ 8,058,229	$ (26,409,424)	$ (8,339,525)